Equity reserves and long-term incentive plan awards - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 Share yr $ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	11,049,839	12,575,335	8,497,170
Weighted average remaining contractual life of outstanding share options	2 years 10 months 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.04	$ 0.97	$ 1.04
Number of share options exercisable in share-based payment arrangement | Share	4,547,496
Weighted average remaining contractual life of exercisable share options | yr	1.96
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.04
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	6,228,338
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.76
Number of share options exercisable in share-based payment arrangement | Share	2,669,995
Weighted average remaining contractual life of exercisable share options | yr	2.59
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.71
C$0.00-C$1.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0
C$0.00-C$1.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,513,501
Weighted average remaining contractual life of outstanding share options	3 years 1 month 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.34
Number of share options exercisable in share-based payment arrangement | Share	1,634,501
Weighted average remaining contractual life of exercisable share options | yr	1.12
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.42
C$1.01 - C$ 2.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	308,000
Weighted average remaining contractual life of outstanding share options	1 year 5 months 1 day
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.24
Number of share options exercisable in share-based payment arrangement | Share	243,000
Weighted average remaining contractual life of exercisable share options | yr	0.63
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.2
C$2.01 - C$3.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3